GOODWILL AND INTANGIBLE ASSETS (Details - Intangibles) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite intangible assets, gross	$ 2,734,721	$ 2,734,721
Accumulated amortization	(1,817,434)	(1,623,977)
Finite intangible assets, net	917,287	1,110,744
Total intangible assets, gross	7,190,316	7,190,316
Total intangible assets	5,372,882	5,566,339
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived intangible asset	$ 4,455,595	4,455,595
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Finite intangible assets, gross	$ 1,600,286	1,600,286
Accumulated amortization	(796,443)	(716,429)
Finite intangible assets, net	$ 803,843	883,857
Net Spective Webfiltering Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Finite intangible assets, gross	$ 1,134,435	1,134,435
Accumulated amortization	(1,020,992)	(907,548)
Finite intangible assets, net	$ 113,444	$ 226,887